ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets
	At December 31,
	2013	2014
Cost:
Purchased software	$9,647	$8,654
Technology licenses	17,640	23,154
	27,287	31,808
Accumulated amortization:
Purchased software	(7,054)	(6,961)
Technology licenses	(8,015)	(7,568)
	(15,069)	(14,529)
Impairment loss recognised:
Purchased software	-	(168)
Technology licenses	-	(652)
	-	(820)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$12,218	$16,459